Drinker Biddle & Reath LLP
One Logan Square
Suite 2000
Philadelphia, PA 19103-6996
(215) 988-2700 (Phone)
(215) 988-2757 (Facsimile)
www.drinkerbiddle.com

May 31, 2011

VIA EDGAR TRANSMISSION

Securities and Exchange Commission
100 F Street, N.E.
Washington, D.C. 20549

Re:           Center Coast Core MLP Fund I, LLC (811-   )

Ladies and Gentlemen:

Filed herewith electronically via EDGAR is the registration statement on Form N-2 (the “Registration Statement”) of Center Coast Core MLP Fund I, LLC (the “Registrant”).  The Registration Statement is being filed pursuant to the Investment Company Act of 1940, as amended, and the applicable rules thereunder.

The Registrant will be the master fund in a master-feeder structure in accordance with section 12(d)(1)(E) of the 1940 Act. Center Coast Core MLP Fund II, LLC will be the Registrant’s initial feeder fund.  The registration statement of Center Coast Core MLP Fund II, LLC was filed on May 31, 2011.

Questions and comments may be directed to the undersigned at (215) 988-3307.

Very truly yours,

/s/ Jillian L. Bosmann
Jillian L. Bosmann